Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 223,321,961	R$ 247,674,251	R$ 191,281,652
Real estate	58,242,768	54,738,607	45,791,870
Installment loans to individuals	240,227,475	188,408,840	178,652,145
Lease financing	2,863,086	2,533,004	2,096,359
Loans and advances to customers, gross	R$ 524,655,290	R$ 493,354,702	R$ 417,822,026
Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	42.57%	50.20%	45.78%
Real estate	11.09%	11.10%	10.96%
Installment loans to individuals	45.79%	38.19%	42.76%
Lease financing	0.55%	0.51%	0.50%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 126,507,628	R$ 165,729,422	R$ 127,569,542
Real estate	4,297,742	3,985,684	3,419,553
Installment loans to individuals	137,581,042	99,050,959	87,174,594
Lease financing	1,397,799	1,284,868	899,055
Loans and advances to customers, gross	R$ 269,784,211	R$ 270,050,934	R$ 219,062,744
Less Than 1 Year [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	46.89%	61.37%	58.23%
Real estate	1.59%	1.48%	1.56%
Installment loans to individuals	51.00%	36.68%	39.79%
Lease financing	0.52%	0.48%	0.41%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Between 1 And 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 83,448,296	R$ 73,723,212	R$ 60,190,422
Real estate	10,905,342	10,137,988	8,973,495
Installment loans to individuals	81,679,970	75,832,619	76,667,187
Lease financing	1,454,533	1,238,498	1,182,713
Loans and advances to customers, gross	R$ 177,488,141	R$ 160,932,317	R$ 147,013,817
Between 1 And 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	47.02%	45.81%	40.94%
Real estate	6.14%	6.30%	6.10%
Installment loans to individuals	46.02%	47.12%	52.15%
Lease financing	0.82%	0.77%	0.80%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
More Than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 13,366,037	R$ 8,221,617	R$ 3,521,688
Real estate	43,039,684	40,614,935	33,398,822
Installment loans to individuals	20,966,463	13,525,262	14,810,364
Lease financing	10,754	9,638	14,591
Loans and advances to customers, gross	R$ 77,382,938	R$ 62,371,452	R$ 51,745,465
More Than 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	17.27%	13.18%	6.81%
Real estate	55.63%	65.12%	64.54%
Installment loans to individuals	27.09%	21.69%	28.62%
Lease financing	0.01%	0.02%	0.03%
Loans and advances to customers, gross	100.00%	100.00%	100.00%